Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expense consists of the following amounts:

	March 31, 2021	December 31, 2020

Accounts payable	$2,782,013	$1,937,419
Accrued expense	812,247	798,386
	$3,594,260	$2,735,805

	March 31, 2021	December 31, 2020

Accounts payable – related party	$365,323	$391,631

Accounts payable and accrued expense consists of the following amounts:

	December 31, 2020	December 31, 2019

Accounts payable	$1,937,419	$1,793,033
Accrued expense	798,386	261,950
	$2,735,805	$2,054,983

	December 31, 2020	December 31, 2019

Accounts payable – related party	$391,631	$601,682